Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	10-12G
Amendment Flag	false
Entity Registrant Name	HUMITECH INTERNATIONAL GROUP, INC.
Entity Central Index Key	0001170839
Entity Tax Identification Number	75-2941243
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	PH The Towers
Entity Address, Address Line Two	Tower 100, Apt. 44
Entity Address, Address Line Three	Winston Churchill, Paitilla
Entity Address, City or Town	Panama City
Entity Address, Country	PA
Entity Address, Postal Zip Code	07196
City Area Code	888
Local Phone Number	493-8028
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false